UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim American Century Growth Portfolio

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2011

Sector	% of Portfolio Investments
Communications	7.29%
Consumer Products & Services	26.44%
Financial Services	3.91%
Health Care Related	11.31%
Industrial Products & Services	8.73%
Natural Resources	13.40%
Technology	23.59%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/11)	(06/30/11)	(01/01/11 - 06/30/11)

Actual	$1,000.00	$1,044.00	$0.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,002.06	$0.40

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 15/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim American Century Growth Portfolio

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

JUNE 30, 2011

UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 2.82%
57,304	Honeywell International Inc	3,414,745
38,863	United Technologies Corp	3,439,764
		$6,854,509

Air Freight --- 1.77%
58,979	United Parcel Service Inc Class B	4,301,338
		$4,301,338

Auto Parts & Equipment --- 2.14%
26,818	Autoliv Inc	2,103,872
38,526	BorgWarner Inc *	3,112,516
		$5,216,388

Automobiles --- 0.75%
44,673	Harley-Davidson Inc	1,830,253
		$1,830,253

Biotechnology --- 1.90%
17,006	Alexion Pharmaceuticals Inc *	799,792
16,029	Amgen Inc *	935,292
36,681	Gilead Sciences Inc *	1,518,960
19,898	Human Genome Sciences Inc *	488,297
13,871	Thermo Fisher Scientific Inc *	893,154
		$4,635,495

Broadcast/Media --- 1.50%
34,118	CBS Corp Class B	972,022
31,133	Scripps Networks Interactive Inc	1,521,781
29,395	Walt Disney Co	1,147,581
		$3,641,384

Chemicals --- 3.86%
73,509	EI du Pont de Nemours & Co	3,973,162
36,551	LyondellBasell Industries NV Class A	1,407,945
32,347	PPG Industries Inc	2,936,784
14,759	Sigma-Aldrich Corp	1,083,015
		$9,400,906

Communications - Equipment --- 3.80%
105,740	Brocade Communications Systems Inc *	683,081
54,625	Cisco Systems Inc	852,696
36,942	Juniper Networks Inc *	1,163,673
98,885	Qualcomm Inc	5,615,679
23,617	Riverbed Technology Inc *	934,997

		$9,250,126

Computer Hardware & Systems --- 8.25%
34,666	Apple Inc *	11,636,336
117,383	Dell Inc *	1,956,775
142,122	EMC Corp *	3,915,461
48,512	NetApp Inc *	2,560,463
		$20,069,035

Computer Software & Services --- 7.83%
19,137	Citrix Systems Inc *	1,530,960
53,001	Electronic Arts Inc *	1,250,824
6,725	Google Inc Class A *	3,405,406
134,313	Microsoft Corp	3,492,138
150,566	Oracle Corp	4,955,127
34,230	Red Hat Inc *	1,571,157
6,527	Salesforce.com Inc *	972,392
18,609	VMware Inc *	1,865,180
		$19,043,184

Conglomerates --- 1.06%
96,210	General Electric Co	1,814,520
31,931	Textron Inc	753,891
		$2,568,411

Cosmetics & Personal Care --- 0.95%
13,485	Estee Lauder Cos Inc Class A	1,418,487
13,400	Mead Johnson Nutrition Co	905,170
		$2,323,657

Electronic Instruments & Equipment --- 1.22%
34,316	Rockwell Automation Inc	2,977,256
		$2,977,256

Electronics - Semiconductor --- 3.30%
49,554	Altera Corp	2,296,828
21,542	Cree Inc *	723,596
32,103	GT Solar International Inc *	520,069
45,963	Linear Technology Corp	1,517,698
26,174	Texas Instruments Inc	859,292
57,876	Xilinx Inc	2,110,738
		$8,028,221

Financial Services --- 1.32%
12,096	BlackRock Inc	2,320,134
14,904	T Rowe Price Group Inc	899,307
		$3,219,441

Food & Beverages --- 7.61%
75,082	Coca-Cola Co	5,052,268
36,178	Costco Wholesale Corp	2,939,101
17,069	General Mills Inc	635,308
7,664	Hansen Natural Corp *	620,401
25,247	Hershey Co	1,435,292
29,541	Kellogg Co	1,634,208
68,378	PepsiCo Inc	4,815,862
44,166	Sysco Corp	1,377,096
		$18,509,536

Gold, Metals & Mining --- 1.69%
24,995	Cliffs Natural Resources Inc	2,310,788
34,206	Freeport-McMoRan Copper & Gold Inc	1,809,497
		$4,120,285

Health Care Related --- 1.82%
6,338	Cerner Corp *	387,315
63,024	Express Scripts Inc *	3,402,035
12,279	UnitedHealth Group Inc	633,351
		$4,422,701

Hotels/Motels --- 0.83%
35,987	Starwood Hotels & Resorts Worldwide Inc	2,016,711
		$2,016,711

Household Goods --- 2.53%
18,024	Church & Dwight Co Inc	730,693
29,678	Colgate-Palmolive Co	2,594,154
18,873	Procter & Gamble Co	1,199,757
11,050	Tempur-Pedic International Inc *	749,411
10,698	Whirlpool Corp	869,961
		$6,143,976

Investment Bank/Brokerage Firm --- 0.34%
49,728	Charles Schwab Corp	818,026
		$818,026

Machinery --- 4.24%
11,998	Caterpillar Inc	1,277,307
25,062	Deere & Co	2,066,362
44,902	Eaton Corp	2,310,208
49,573	Illinois Tool Works Inc	2,800,379
19,424	Joy Global	1,849,941
		$10,304,197

Manufacturing --- 0.56%
67,793	Jabil Circuit Inc	1,369,419
		$1,369,419

Medical Products --- 4.52%
7,734	Becton Dickinson & Co	666,439
6,191	Cooper Cos Inc	490,575
42,787	Covidien PLC	2,277,552
5,633	CR Bard Inc	618,841
11,790	DENTSPLY International Inc	448,963
10,291	Edwards Lifesciences Corp *	897,169
8,799	Gen-Probe Inc *	608,451
2,796	Intuitive Surgical Inc *	1,040,420
41,409	Medtronic Inc	1,595,489
34,285	St Jude Medical Inc	1,634,709
11,197	Zimmer Holdings Inc *	707,650
		$10,986,258

Oil & Gas --- 11.61%
8,154	ConocoPhillips	613,099
9,376	Core Laboratories NV	1,045,799
12,111	Devon Energy Corp	954,468

140,147	Exxon Mobil Corp	11,405,163
50,798	Halliburton Co	2,590,698
24,909	Occidental Petroleum Corp	2,591,532
9,525	Peabody Energy Corp	561,118
77,403	Schlumberger Ltd	6,687,619
41,844	Southwestern Energy Co *	1,794,271
		$28,243,767

Personal Loans --- 1.25%
58,933	American Express Co	3,046,836
		$3,046,836

Pharmaceuticals --- 2.99%
67,756	Abbott Laboratories	3,565,321
28,550	Allergan Inc	2,376,788
27,543	Teva Pharmaceutical Industries Ltd sponsored ADR	1,328,123
		$7,270,232

Railroads --- 0.63%
14,607	Union Pacific Corp	1,524,971
		$1,524,971

Real Estate --- 0.89%
6,397	AvalonBay Communities Inc REIT	821,375
53,582	CB Richard Ellis Group Inc Class A *	1,345,444
		$2,166,819

Restaurants --- 2.82%
2,270	Chipotle Mexican Grill Inc *	699,591
49,182	McDonald’s Corp	4,147,026
50,785	Starbucks Corp	2,005,500
		$6,852,117

Retail --- 5.53%
9,353	Amazon.com Inc *	1,912,595
67,462	Home Depot Inc	2,443,474
12,622	Kohl’s Corp	631,226
50,424	Limited Brands Inc	1,938,803
53,122	Macy’s Inc	1,553,287
4,395	Netflix Inc *	1,154,522
14,290	Target Corp	670,344
61,608	Walgreen Co	2,615,876
14,481	Williams-Sonoma Inc	528,412
		$13,448,539

Specialized Services --- 4.76%
56,937	Accenture PLC Class A	3,440,134
40,014	Automatic Data Processing Inc	2,107,137
23,171	International Business Machines Corp	3,974,985
6,804	Mastercard Inc Class A	2,050,317
		$11,572,573

Telephone & Telecommunications --- 1.94%
58,776	Crown Castle International Corp *	2,397,473
62,134	Verizon Communications Inc	2,313,249
		$4,710,722

Textiles --- 0.17%
6,533	Coach Inc	417,655
		$417,655

Unit Investment Trust --- 0.08%
3,172	iShares Russell 1000 Growth Index Fund	193,111
		$193,111

TOTAL COMMON STOCK --- 99.28% (Cost $233,811,287)		$241,498,055

TOTAL INVESTMENTS --- 99.28% (Cost $233,811,287)		$241,498,055

OTHER ASSETS & LIABILITIES --- 0.72%		$1,755,566

TOTAL NET ASSETS --- 100%		$243,253,621

Legend

*	Non-income Producing Security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

Maxim American Century Growth Portfolio

ASSETS:
Investments in securities, market value(a)	$241,498,055
Cash	4,844,064
Dividends receivable	62,557
Subscriptions receivable	56,124
Receivable for investments sold	1,684,177

Total Assets	248,144,977

LIABILITIES:
Payable to investment adviser	63,815
Redemptions payable	253,662
Payable for investments purchased	4,573,879

Total Liabilities	4,891,356

NET ASSETS	$243,253,621

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,329,804
Paid-in capital in excess of par	233,369,506
Net unrealized appreciation on investments	7,686,768
Undistributed net investment (loss)	(1,248)
Accumulated net realized (loss) on investments	(131,209)

TOTAL NET ASSETS	$243,253,621

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	23,298,042

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.44

(a) Cost of investments in securities	$233,811,287

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

Maxim American Century Growth Portfolio

INVESTMENT INCOME:
Interest	$10
Dividends	62,557

Total Income	62,567

EXPENSES:
Management fees	63,815

Total Expenses	63,815

NET INVESTMENT LOSS	(1,248)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(131,209)
Change in net unrealized appreciation on investments	7,686,768

Net Realized and Unrealized Gain on Investments	7,555,559

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,554,311

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011

Maxim American Century Growth Portfolio
	2011 (Unaudited)	(a)

OPERATIONS:
Net investment (loss)	$(1,248)
Net realized loss from investments	(131,209)
Change in unrealized appreciation on investments	7,686,768

Net Increase in Net Assets Resulting from Operations	7,554,311

CAPITAL SHARE TRANSACTIONS:
Shares sold	237,091,454
Shares redeemed	(1,392,144)

Net Increase in Net Assets Resulting from Capital Share Transactions	235,699,310

Total Increase in Net Assets	243,253,621

NET ASSETS:
Beginning of period	0

End of period (b)	$243,253,621

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	23,434,625
Shares redeemed	(136,583)

Net Increase	23,298,042

(a) The Portfolio commenced operations on June 16, 2011.
(b) Including undistributed net investment (loss):	$(1,248)

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

	Period Ended June 30, 2011 (Unaudited)	(a)
Maxim American Century Growth Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	(0.00)	(b)
Net realized and unrealized gain	0.44

Total Income From Investment Operations	0.44

NET ASSET VALUE, END OF PERIOD	$10.44

TOTAL RETURN(c)	4.40%	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$243,254
Ratio of expenses to average net assets	1.00%	(e)
Ratio of net investment loss to average net assets	(0.02%)	(e)
Portfolio turnover rate	6%	(d)

(a)	The Portfolio commenced operations on June 16, 2011.
(b)	Net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Maxim American Century Growth Portfolio

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. Interests in the Maxim American Century Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on June 16, 2011. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2011, 100% of the Portfolio’s investments are valued using Level 1 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were

$247,481,038 and $13,538,541, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2011, the U.S. Federal income tax cost basis was $233,899,403. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,891,038 and gross depreciation of securities in which there was an excess of tax cost over value of $292,386 resulting in net appreciation of $7,598,652.

5.  DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”),

at a meeting held on March 23, 2011 (the “Meeting”), approved, with respect to the Maxim American Century Growth Portfolio (the “Portfolio”), (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Fund, MCM and American Century Investment Management, Inc. (“American Century” or the “Sub-Adviser”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend sub-advisory agreements with Board approval but without shareholder approval with respect to sub-advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio, and for making decisions to buy, sell or hold any particular security.

In approving the Advisory Agreement and the Sub-Advisory Agreement (the “Agreements”), the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided to the Portfolio by MCM and the Sub-Adviser. Among other things, the Board considered, as applicable, MCM and the Sub-Adviser’s personnel, experience and resources, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered, as applicable, MCM and the Sub-Adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures each uses for obtaining best execution of portfolio transactions. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolio by MCM and the Sub-Adviser.

Investment Performance

With regard to the Sub-Adviser, the Board reviewed information regarding the performance of a retail fund the Sub-Adviser manages which is similar to the Portfolio as compared against the performance of a relevant benchmark index and certain similar funds, and concluded that it was satisfied with the investment performance of the Sub-Adviser.

Costs and Profitability

The Board considered the costs of services to be provided and profits to be realized by MCM and the Sub-Adviser from their relationships with the Portfolio. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses to be payable by the Portfolio, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Adviser. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar portfolios of the Fund.

Based on the information provided, the Board noted that the Portfolio’s management fees were within the range of fees paid by similar portfolios of the Fund. The Board also noted that the estimated total annual operating expense ratio of the Portfolio was generally comparable to the annual expense ratios of similar portfolios of the Fund.

With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rate payable by MCM to the Sub-Adviser was generally the result of arms-length negotiations given that American Century is not an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and the Sub-Adviser and the profits to be realized by MCM and its affiliates and the Sub-Adviser, as applicable. The Board reviewed the financial statements of the Sub-Adviser. Based on the information provided, the Board concluded that the costs of the services to be provided and the profits to realized by MCM and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services to be provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolio grows and whether fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management and sub-advisory fees payable by the Portfolio and MCM, respectively, the estimated expense ratio of the Portfolio, and the profitability and financial condition of MCM. Based on the information provided, the Board concluded that the management and sub-advisory fee schedules, as applicable, reflect an appropriate recognition of any economies of scale.

Other Factors

The Board considered the existing investment management relationship MCM has with the Fund and the services MCM provides for other portfolio(s) of the Fund. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with MCM on matters relating to other Fund portfolios.

The Board considered ancillary benefits to be derived by MCM and the Sub-Adviser from their relationships with the Portfolio as part of the total mix of information evaluated by the Board. In this regard, the Board noted that the Sub-Adviser may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolio brokerage to such brokers. The Board also noted where services were to be provided to the Portfolio by an affiliate of MCM. The Board took into account the fact that the Portfolio would be used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolio’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits to be derived by MCM or the Sub-Adviser.

ITEM 2.            CODE OF ETHICS.

Not required in filing.

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.            INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.            CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.            EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers

Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011